GOODWILL AND INTANGIBLES GOODWILL AND INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLE ASSETS

Changes in the carrying value of goodwill were as follows:

	Chlor Alkali Products and Vinyls	Epoxy	Total
	($ in millions)
Balance at January 1, 2015	$747.1	$—	$747.1
Acquisition activity	—	—	—
Balance at March 31, 2015	$747.1	$—	$747.1
Balance at January 1, 2016	$1,877.5	$296.6	$2,174.1
Acquisition activity	(23.3)	(5.5)	(28.8)
Foreign currency translation adjustment	0.6	0.2	0.8
Balance at March 31, 2016	$1,854.8	$291.3	$2,146.1

Intangible assets consisted of the following:

	March 31, 2016			December 31, 2015			March 31, 2015
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
	($ in millions)
Customers, customer contracts and relationships	$643.8	$(75.9)	$567.9	$641.0	$(64.0)	$577.0	$152.9	$(44.7)	$108.2
Trade name	17.9	(2.7)	15.2	17.9	—	17.9	10.9	—	10.9
Acquired technology	85.2	(5.7)	79.5	84.7	(2.7)	82.0	—	—	—
Other	2.3	(1.7)	0.6	2.3	(1.7)	0.6	2.3	(1.6)	0.7
Total intangible assets	$749.2	$(86.0)	$663.2	$745.9	$(68.4)	$677.5	$166.1	$(46.3)	$119.8

In conjunction with the Acquisition, we obtained intangible assets with a fair value of $582.3 million as of October 5, 2015.

Intangible assets with indefinite useful lives are reviewed annually in the fourth quarter and/or when circumstances or other events indicate the indefinite life is no longer supportable. In connection with the integration of the Acquired Business, in the first quarter of 2016, the KA Steel trade name was changed from an indefinite life intangible asset to an intangible asset with a finite useful life of one year. Amortization expense of $2.7 million was recognized within cost of goods sold for the three months ended March 31, 2016 related to the change in useful life.

GOODWILL AND INTANGIBLE ASSETS

Changes in the carrying value of goodwill were as follows:

	Chlor Alkali Products and Vinyls	Epoxy	Total
	($ in millions)
Balance at January 1, 2014	$747.1	$—	$747.1
Acquisition activity	—	—	—
Balance at December 31, 2014	747.1	—	747.1
Acquisition activity	1,130.8	296.7	1,427.5
Foreign currency translation adjustment	(0.4)	(0.1)	(0.5)
Balance at December 31, 2015	$1,877.5	$296.6	$2,174.1

The increase in goodwill during 2015 was a result of the Acquisition and is based upon the preliminary valuation partially offset by the effects of foreign currency translation adjustments.

Intangible assets consisted of the following:

		December 31,
		2015			2014
	Useful Lives	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
		($ in millions)
Customers, customer contracts and relationships	(10-15 years)	$641.0	$(64.0)	$577.0	$152.9	$(41.0)	$111.9
Trade name	(indefinite)	17.9	—	17.9	10.9	—	10.9
Acquired technology	(7 years)	84.7	(2.7)	82.0	—	—	—
Other	(4-10 years)	2.3	(1.7)	0.6	2.3	(1.6)	0.7
Total intangible assets		$745.9	$(68.4)	$677.5	$166.1	$(42.6)	$123.5

In conjunction with the Acquisition, we obtained intangible assets with a fair value of $582.3 million as of October 5, 2015.

Amortization expense relating to intangible assets was $25.8 million in 2015 and $14.6 million in both 2014 and 2013.  We estimate that amortization expense will be approximately $59.3 million in 2016 and approximately $59.2 million in 2017, 2018, 2019 and 2020.  Intangible assets are reviewed for impairment annually in the fourth quarter and/or when circumstances or other events indicate that impairment may have occurred.